Investments (Fair Value of Trading Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 3,498	$ 4,460
Corporate bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	2,248	2,734
U.S. government bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities		32
Foreign government bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	49	73
RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	99	95
CMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	137	137
ABS [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	919	1,338
State and municipal bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	21	27
Hybrid and redeemable preferred securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading securities	$ 25	$ 24